Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described below and in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On April 12, 2021, John Coates, Acting Director, Division of Corporation Finance, and Paul Munter, Acting Chief Accountant, issued guidance on the accounting of warrants issued by special purchase acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)”.
The Company closed its IPO on January 14, 2021 and issued both Public and Private Warrants on that date as disclosed in its Form 8K. In view of the new guidance from the SEC, the Company determined that the warrants may contain the features identified in the guidance and therefore the Company continues to evaluate the instruments for appropriate accounting treatment.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Other than as described below and in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
On November 29, 2021, Adit EdTech Acquisition Corp., a Delaware corporation (“ADEX”), entered into an agreement and plan of merger (the “Merger Agreement”) by and among ADEX, ADEX Merger Sub, LLC, a Delaware limited liability company and a wholly owned direct subsidiary of ADEX (“Merger Sub”), and Griid Holdco LLC, a Delaware limited liability company (“Griid”). The Merger Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Griid (the “Merger”), the separate limited liability company existence of Merger Sub will cease and Griid, as the surviving company of the merger, will continue its existence under the Limited Liability Company Act of the State of Delaware as a wholly owned subsidiary of ADEX.
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the board of directors of ADEX and the board of managers of Griid.